CONVERTIBLE BONDS PAYABLE - Convertible notes payable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CONVERTIBLE BONDS PAYABLE
Total	¥ 8,434,766	¥ 6,378,814
Convertible bonds payable, current		2,083,829
Convertible bonds payable	8,434,766	4,294,985
Convertible Bonds due 2025
CONVERTIBLE BONDS PAYABLE
Total	566	2,083,829
Convertible Bonds due 2029
CONVERTIBLE BONDS PAYABLE
Total	4,373,386	¥ 4,294,985
Convertible Bonds due 2030
CONVERTIBLE BONDS PAYABLE
Total	¥ 4,060,814